Catalyst Strategic Income Opportunities Fund

February 5, 2025 U.S. Securities and Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, DC 20459

Re:                  Catalyst Strategic Income Opportunities Fund (the “Registrant”);

File Nos. 333-276546 and 811-23928

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies: (i) that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 for Catalyst Strategic Income Opportunities Fund does not differ from that contained in the Registrant's Post-Effective Amendment No. 1, which was filed with the Commission on January 28, 2025; and (ii) that Post-Effective Amendment No. 1 has been filed electronically with the Commission.

Very truly yours,

/s/ Jennifer Bailey

Jennifer Bailey

Secretary